Schedule of Estimated Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite Lived Intangible Assets Future Amortization Expense [Line Items]
2012	$ 23,589	$ 97,004
2013	91,216	91,116
2014	89,150	89,098
2015	84,690	84,679
2016	80,836	80,808
Thereafter	278,559	278,240
Intangible Assets, Net	$ 648,040	$ 720,945	$ 681,842